Plant and Equipment (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 25,866	$ 37,236	$ 13,590